Consolidated Statements of Comprehensive Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	$ (5)	$ (167)
Items that may be reclassified to earnings
Translation loss on foreign operations	(24)	34
Items that will not be reclassified to earnings
Actuarial loss on retirement benefits, net of tax	8	(35)
Total other comprehensive income	(16)	0
Comprehensive loss	$ (21)	$ (167)